Debt - Schedule of FSF Deposit (Details) - F S F Loan [Member] $ in Thousands	7 Months Ended
Dec. 31, 2024 USD ($)
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning Balance as of June 11, 2024	$ 10,000
Change in fair value of FSF Deposit	4,690
Reclass of Deposit Warrant liability upon satisfaction of the FSF Deposit	(1,690)
Repayment of Deposit	(13,000)
Ending Balance as of December 31, 2024	$ 0